May 17, 2011

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Form N-14 for the Calvert Equity Portfolio,

            a series of Calvert Social Investment Fund (File No. 333- 173983)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is a delaying amendment as Pre-Effective Amendment #1 to the Form N-14 for the Calvert Equity Portfolio, a series of Calvert Social Investment Fund filed on May 13, 2011. The purpose of this delaying amendment is to reflect the draft status of the legal and tax opinions of counsel and the auditor’s consent.

Please feel free to contact me at 301-951-4858 with any questions about this filing.

Truly yours,

/s/ Ivy Wafford Duke

Deputy General Counsel

cc:        Valerie J. Lithotomos, Division of Investment Management